Schedule of Investments ─ IQ Winslow Large Cap Growth ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Communication Services — 12.5%
Alphabet, Inc., Class A*	5,437	$761,724
Alphabet, Inc., Class C*	4,865	689,857
Meta Platforms, Inc., Class A*	2,880	1,123,603
Netflix, Inc.*	914	515,597
Total Communication Services		3,090,781

Consumer Discretionary — 16.3%
Amazon.com, Inc.*	11,771	1,826,859
Booking Holdings, Inc.*	30	105,224
Chipotle Mexican Grill, Inc.*	242	582,922
Hilton Worldwide Holdings, Inc.	1,451	277,083
Lululemon Athletica, Inc.*	540	245,063
McDonald’s Corp.	1,041	304,722
O’Reilly Automotive, Inc.*	424	433,773
Tesla, Inc.*	1,350	252,842
Total Consumer Discretionary		4,028,488

Consumer Staples — 1.2%
Costco Wholesale Corp.	417	289,765

Financials — 7.8%
KKR & Co., Inc.	4,100	354,978
Mastercard, Inc., Class A	1,330	597,476
Moody’s Corp.	703	275,604
MSCI, Inc.	491	293,922
Visa, Inc., Class A(a)	1,525	416,722
Total Financials		1,938,702

Health Care — 11.9%
Boston Scientific Corp.*	4,330	273,916
Dexcom, Inc.*	1,920	232,992
Eli Lilly & Co.	632	408,025
IDEXX Laboratories, Inc.*	509	262,176
Intuitive Surgical, Inc.*	1,792	677,770
Thermo Fisher Scientific, Inc.	523	281,886
UnitedHealth Group, Inc.	1,094	559,844
Vertex Pharmaceuticals, Inc.*	558	241,826
Total Health Care		2,938,435

Industrials — 4.2%
Parker-Hannifin Corp.	780	362,310
Trane Technologies PLC	500	126,025
Uber Technologies, Inc.*	3,732	243,588
Union Pacific Corp.	1,220	297,594
Total Industrials		1,029,517

Information Technology — 44.5%
Accenture PLC, Class A	670	243,800
Adobe, Inc.*	383	236,610
Analog Devices, Inc.	1,275	245,259
Apple, Inc.	7,216	1,330,630
ASML Holding NV	641	557,555
Atlassian Corp., Class A*	1,154	288,235
Broadcom, Inc.	675	796,500
Lam Research Corp.	579	477,773
Microsoft Corp.	7,382	2,934,935
NVIDIA Corp.	2,269	1,396,048
Salesforce, Inc.*	2,170	609,965
ServiceNow, Inc.*	882	675,083
Snowflake, Inc., Class A*	1,480	289,547
Synopsys, Inc.*	492	262,408
Workday, Inc., Class A*	2,226	647,922
Total Information Technology		10,992,270

Materials — 1.4%
Linde PLC	840	340,057

Total Common Stocks
(Cost $17,399,719)		24,648,015

	Shares	Value
Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(b)
(Cost $149,070)	149,070	$149,070

Total Investments — 100.4% (Cost $17,548,789)		24,797,085
Other Assets and Liabilities, Net — (0.4)%		(90,675)
Net Assets — 100%		$24,706,410

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $408,250; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $422,373.
(b)	Reflects the 7-day yield at January 31, 2024.

Schedule of Investments ─ IQ Winslow Large Cap Growth ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$24,648,015	$—	$—	$24,648,015
Short-Term Investment:
Money Market Fund	149,070	—	—	149,070
Total Investments in Securities	$24,797,085	$—	$—	$24,797,085

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.